Document and Entity Information	Nov. 03, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2025
Entity Registrant Name	Resolute Holdings Management, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42458
Entity Tax Identification Number	33-1246734
Entity Address, Address Line One	445 Park Avenue
Entity Address, Adress Line Two	Suite 5B
Entity Address, City or Town	New York
Entity Address State Or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	256-8405
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	RHLD
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002039497
Amendment Flag	false